Equity Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the quarters ending March 31, 2019 and March 31, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	—	—
Assumed with the RMS merger transaction	557,282	$2.78	6.99
Granted	250,000	0.40	—
Expired	(80,725)	1.52	—
Outstanding at March 31, 2019	726,557	$1.95	7.74
Exercisable at March 31, 2019	695,418	$1.96	7.74

Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	—	—	—
Expired	—	—	—
Outstanding and exercisable at March 31, 2020	425,000	$1.38	7.46

The following is a summary of stock option activity for the year ending December 31, 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	$—	—

Assumed with the Merger	557,282	$2.78	6.99
Other activity since January 8, 2019:
Granted	250,000	$0.40	9.02
Cancelled	(382,282)	$2.86	—
Outstanding at December 31, 2019	425,000	$1.38	7.71
Exercisable at December 31, 2019	421,250	$1.38	7.71